Directors' Emoluments	12 Months Ended
Dec. 31, 2017
Directors' Emoluments [Abstract]
DIRECTORS' EMOLUMENTS
18.	DIRECTORS’ EMOLUMENTS

The emoluments paid or payable to the directors of the Company were as follows:

	Year ended December 31,
	2017	2016	2015
Salaries
Yan Keyan	304,050	216,342	105,000
Lixia Tu	235,854	203,559	62,371
John Sano	43,950	39,000	20,000
Themis Kalapotharakos	87,900	97,500	-
Matthew Los	87,900	97,500	-
Zhongmin Zhang	43,950	-	-
Yuet Mei Chan	43,950	-	-
	847,554	749,173	292,371
Social Welfare
Yan Keyan	1,006	960	982
	1,006	960	982